INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Nonparticipant-Directed Investment [Line Items]
Schedule of Investments
Significant changes in net assets during 2025 and 2024 relating to transactions of the Bank’s common stock are as follows:

	December 31,
	2025	2024

Net Appreciation in fair value	$27,684,084	$75,700,676
Dividends	11,315,470	11,406,891
Interest on loans	130,488	119,149
Contributions	18,093,058	19,856,181
Net transfers to other investments	(20,115,784)	(35,548,957)
Benefits paid directly to participants	(28,054,577)	(30,808,795)
Net Increase in Bank common stock	9,052,739	40,725,145
Bank common stock at beginning of year	357,846,882	317,121,737
Bank common stock at end of year	$366,899,621	$357,846,882